Financial liabilities designated at fair value	12 Months Ended
Dec. 31, 2022
Designated financial liabilities at fair value through profit or loss [abstract]
Financial liabilities designated at fair value	Financial liabilities designated at fair value

Accounting for liabilities designated at fair value through profit and loss
In accordance with IFRS 9, financial liabilities may be designated at fair value, with gains and losses taken to the income statement within net trading income (Note 5) and net investment income (Note 6). Movements in own credit are reported through other comprehensive income, unless the effects of changes in the liability's credit risk would create or enlarge an accounting mismatch in profit and loss. In these scenarios, all gains and losses on that liability (including the effects of changes in the credit risk of the liability) are presented in profit and loss. On derecognition of the financial liability no amounts relating to own credit risk are recycled to the income statement. The Barclays Bank Group has the ability to make the fair value designation when holding the instruments at fair value reduces an accounting mismatch (caused by an offsetting liability or asset being held at fair value), or is managed by the Barclays Bank Group on the basis of its fair value, or includes terms that have substantive derivative characteristics (Note 13).
The details on how the fair value amounts are arrived at for financial liabilities designated at fair value are described in Note 16.

	Barclays Bank Group
	2022		2021
	Fair value	Contractual amount due on maturity	Fair value	Contractual amount due on maturity
	£m	£m	£m	£m
Debt securities	57,325	72,728	53,164	61,333
Deposits	41,037	42,455	29,409	29,836
Repurchase agreements and other similar secured borrowing	173,172	173,938	168,075	168,144
Subordinated debt[a]	521	1,029	483	613
Financial liabilities designated at fair value	272,055	290,150	251,131	259,926
The cumulative own credit net gain recognised for Barclays Bank Group is £674m (2021: £960m) and for Barclays Bank PLC it is £689m (2021: £837m)
Note
a.Subordinated debt measured at fair value was previously disclosed in Note 26 Subordinated Liabilities. From 2021, it is disclosed within Financial Liabilities designated at fair value to better reflect that it is accounted for at fair value.

Loans and advances and deposits at amortised cost
	Barclays Bank Group
	2022	2021
As at 31 December	£m	£m
Loans and advances at amortised cost to banks	8,961	8,750
Loans and advances at amortised cost to customers	146,243	117,014
Debt securities at amortised cost	27,303	19,495
Total loans and advances at amortised cost	182,507	145,259

Deposits at amortised cost from banks	20,124	17,911
Deposits at amortised cost from customers	271,455	244,917
Total deposits at amortised cost	291,579	262,828